Investment Income - Summary of Investment Income (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investment income [line items]
Interest income from short-term investments	€ 82	€ 0
Interest income from intercompany loans	20	14
Interest income from derivatives	(14)	7
Investment income	€ 88	€ 21	[1]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.